Property, Plant and Equipment, Net (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 10,159,886	$ 4,964,573
Less: accumulated depreciation	(1,749,361)	(1,444,200)
Property, plant and equipment, net	8,410,525	3,520,373
Machinery equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	3,257,452	3,357,637
Electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	66,632	70,421
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	237,264	229,978
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	75,114	79,385
Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	6,234,238	964,504
Leasehold Improvement [Member]
Property, Plant and Equipment [Line Items]
Total property, plant and equipment	$ 289,186	$ 262,648